2. Summary of significant accounting policies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity
Assets	$ 14,204	$ 15,564
Liabilities	3,581	3,504
Cummulative losses	(275,232)	(244,024)	(112,637)
Taxes	$ 1,262	$ 2,222	$ 3,826